Long-term Investments	12 Months Ended
Dec. 31, 2018
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Cost Method/
	Equity Securities		Available-for-Sale
	Without Readily		Securities/
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total
	(In thousands)
Balance at December 31, 2015	$281,707	$141	$12,831	$294,679
Investments made/transfers from prepayments	147,767	4,324	—	152,091
Loss from equity method investment	—	(130)	—	(130)
Disposal of investments	(6,010)	—	(5,000)	(11,010)
Impairment on investments	(31,586)	—	—	(31,586)
Unrealized loss	—	—	(2,557)	(2,557)
Currency translation adjustment	(1,548)	(6)	—	(1,554)

Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933
Investments made/transfers from prepayments	31,776	22,307	—	54,083
Gain from equity method investment	—	1,030	—	1,030
Dividend received from equity method investment	—	(267)	—	(267)
Impairment on investments	(4,747)	—	—	(4,747)
Unrealized loss	—	—	(995)	(995)
Currency translation adjustment	2,997	303	—	3,300

Balance at December 31, 2017	$420,356	$27,702	$4,279	$452,337
Investments made/transfers from prepayments	134,797	97,337	—	232,134
Gain from equity method investment	—	57	—	57
Dividend received from equity method investment	—	(657)	—	(657)
Disposal of investments	—	(1,623)	—	(1,623)
Impairment on investments	(23,557)	—	—	(23,557)
Fair value change through earnings (including adjustment of subsequent price changes)	42,877	—	(2,803)	40,074
Currency translation adjustment	(3,854)	(325)	—	(4,179)

Balance at December 31, 2018	$570,619	$122,491	$1,476	$694,586

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2018 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities (in thousands):

Initial cost basis	$555,153
Upward adjustments	42,877
Impairment	(23,557)
Foreign currency translation	(3,854)
Total carrying value at the end of the period	$570,619

The Group recorded $42.9 million gains (only cumulative upward adjustment) from investments, which were based on identified observable price changes during 2018, indicated by new issuance of identical securities of the same investee or transactions of identical securities by other existing shareholders. The Group did not dispose any interests of these investments and all of the gains were unrealized as of December 31, 2018. The Group classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements. The Group recognized $23.6 million impairment charge, and recorded no other downward adjustment to investments without readily determinable fair value for the year ended December 31, 2018.

For the year ended December 31, 2018, the Group made investments in private high tech companies totaling $134.8 million, which were accounted for under investments without readily determinable fair values. These investments were made, in general to expand and strengthen the Group’s ecosystem. The Group also made investment in limited partnerships of $97.3 million in 2018, which were accounted for under equity method. These investments mainly included a $48.0 million and a $45.0 million investment in two investing funds.

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group made a $15.1 million investment in 2014 and accounted for it as an AFS investment. In 2016, the Group disposed part of the investment and recognized an impairment charge of $4.8 million to net income, based on the severity and duration of the decline from the carrying value. As of December 31, 2017, the fair value of the AFS investment was $4.3 million. Due to the adoption of ASU 2016-01, the AFS was reclassified to investment with readily determinable fair values beginning January 1, 2018, the Group recorded $2.8 million loss, which is unrealized in 2018, and the fair value was $1.5 million as of December 31, 2018.

The following table shows the carrying amount and fair value of the marketable security:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In thousands)
One marketable security	$5,274	$—	$(995)	$4,279
December 31, 2017	$5,274	$—	$(995)	$4,279
One marketable security	$5,274	$—	$(3,798)	$1,476
December 31, 2018	$5,274	$—	$(3,798)	$1,476

The Group recorded impairment charges of $40.2 million, $4.7 million, and $24.1 million on its long-term investments and prepayment for the years ended December 31, 2016, 2017 and 2018, respectively, as a result of the investments not performing to expectation or them becoming incapable of making repayment. These included write-offs of prepayments of $3.8 million and $0.5 million in 2016 and 2018, respectively. The investment impairment in 2016 included a $19.0 million write-off on an online-to-offline business and a $10.5 million write-off on an employment-oriented social company. The investment impairment in 2018 included an $11.9 million write-off on an online-reading business and a $9.7 million write-off on a company operating in game business.